FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
In accordance with ASC
820-10,
the Company measures financial products, derivative instruments, available-for-sale
debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC), Shanghai Stock Exchange (SSE) or Hong Kong Stock Exchange (HKEX). Financial products and derivative instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale
debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.
The equity securities without readily determinable fair value, equity method investments and certain non-financial
assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.
Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2024 Using			Fair Value at December 31, 2024
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	20,174	—	20,174
Derivative instruments (Note 2)	—	171	33	204
Listed equity securities (Note 7)	11,422	—	—	11,422
Available-for-sale debt investments (Note 7)	—	—	941	941

Total Assets	11,422	20,345	974	32,741

	Fair Value Measurement at December 31, 2024 Using			Fair Value at December 31, 2024
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Liabilities
Exchangeable senior notes (Note 12)	—	3,906	—	3,906
Derivative instruments (Note 2)	—	5	—	5

Total Liabilities	—	3,911	—	3,911

	Fair Value Measurement at December 31, 2025 Using			Fair Value at December 31, 2025
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	23,118	—	23,118	3,306
Derivative instruments (Note 2)	—	38	—	38	5
Listed equity securities (Note 7)	15,820	—	—	15,820	2,262
Available-for-sale debt investments (Note 7)	—	—	970	970	139

Total Assets	15,820	23,156	970	39,946	5,712

Liabilities
Exchangeable senior notes (Note 12)	—	4,585	—	4,585	656
Derivative instruments (Note 2)	—	184	—	184	26

Total Liabilities	—	4,769	—	4,769	682

The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2023	2,095
Transfer out of Level 3	(1,216)
New addition	228
Disposal	(83)
Effect of exchange rate change	32
Expected credit losses	(92)
The change in fair value of the investments	(23)

Fair value of Level 3 Investments as at December 31, 2024	941

Transfer out of Level 3	(41)
New addition	273
Disposal	(153)
Effect of exchange rate change	(17)
Expected credit losses	(28)
The change in fair value of the investments	(5)

Fair value of Level 3 Investments as at December 31, 2025	970

Management determined the fair value of these Level 3 Investments based on valuation models using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of December 31, 2024 and 2025 are as follows:

Unobservable Input	2024	2025
Revenue growth rate	8%-20%	5%-10%
Weighted average cost of capital	13%-14%	13%-15%
Lack of marketability discount	10%-23%	10%-23%
Expected volatility	25%-60%	35%-62%
Probability	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%